RESTRICTED ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
RESTRICTED ASSETS
Schedule of Restricted Assets

Item	12/31/2025	12/31/2024
Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	77,367,345	71,397,982
Guarantee deposits for currency forward transactions	165,682,493	95,292,440
Guarantee deposits for credit cards transactions	15,463,005	15,236,816
Other guarantee deposits	17,414,617	37,576,059
	275,927,460	219,503,297